Inventories (Tables)	6 Months Ended
Jun. 30, 2020
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Summary of Inventories

Inventories

Million US dollar	30 June 2020	31 December 2019
Prepayments	75	105
Raw materials and consumables	2 356	2 478
Work in progress	418	405
Finished goods	1 306	1 257
Goods purchased for resale	185	182

Inventories	4 339	4 427

Inventories other than work in progress
Inventories stated at net realizable value	287	171